Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 12, 2025	Dec. 31, 2015	Jun. 30, 2025	Mar. 31, 2016	Sep. 30, 2025	Jun. 30, 2016	Dec. 31, 2025	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000114217
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,471		$ 10,914		$ 11,329	$ 11,127	$ 11,463	$ 11,715	$ 12,025	$ 12,114	$ 11,949	$ 11,673	$ 11,946	$ 11,920	$ 12,564	$ 12,984	$ 13,216	$ 13,470	$ 11,674	$ 13,168	$ 13,605	$ 14,397	$ 14,232	$ 14,487	$ 14,465	$ 14,158	$ 13,151	$ 12,137	$ 11,719	$ 12,413	$ 12,557	$ 12,712	$ 12,654	$ 13,333	$ 13,656	$ 13,812	$ 14,480	$ 14,311	$ 14,627	$ 14,844	$ 15,403	$ 15,549
C000114216
Account Value [Line Items]
Accumulated Value		10,000		10,469		10,899		11,321	11,105	11,439	11,698	11,993	12,090	11,911	11,645	11,902	11,870	12,503	12,912	13,133	13,389	11,595	13,069	13,494	14,269	14,097	14,339	14,307	13,980	12,976	11,993	11,558	12,235	12,370	12,514	12,448	13,107	13,416	13,560	14,205	14,029	14,330	14,532	15,068	15,201
C000166323
Account Value [Line Items]
Accumulated Value		500,000		523,938		546,515		567,739	558,039	575,329	588,443	604,447	609,408	601,586	588,160	602,382	601,367	634,038	655,453	667,997	680,461	590,548	666,259	688,611	728,279	720,188	733,990	733,145	717,192	666,421	615,922	594,242	629,649	637,837	645,888	642,430	677,880	693,801	701,947	736,120	728,575	744,935	756,233	784,225	792,076
C000260377
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,211		$ 10,608		$ 10,733
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value		10,000		10,504		11,031		11,477	11,015	11,441	11,697	12,006	12,145	11,933	11,510	11,775	11,627	12,436	12,943	13,138	13,376	11,586	13,006	13,308	14,079	13,440	13,985	13,888	13,826	12,441	11,018	10,515	11,367	11,579	11,832	11,568	12,628	12,885	12,924	13,720	13,454	13,756	14,213	14,888	15,377
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value		10,000		10,504		11,031		11,477	11,015	11,441	11,697	12,006	12,145	11,933	11,510	11,775	11,627	12,436	12,943	13,138	13,376	11,586	13,006	13,308	14,079	13,440	13,985	13,888	13,826	12,441	11,018	10,515	11,367	11,579	11,832	11,568	12,628	12,885	12,924	13,720	13,454	13,756	14,213	14,888	15,377
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value		500,000		525,205		551,545		573,835	550,758	572,049	584,868	600,276	607,238	596,645	575,502	588,760	581,370	621,791	647,137	656,875	668,782	579,287	650,319	665,377	703,949	671,996	699,269	694,376	691,310	622,031	550,910	525,748	568,373	578,959	591,612	578,401	631,411	644,264	646,216	685,986	672,681	687,776	710,642	744,401	768,873
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Accumulated Value	10,000		10,293		10,782		11,136
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Accumulated Value		10,000		10,389		10,780		11,111	10,965	11,291	11,514	11,758	11,838	11,705	11,498	11,648	11,643	12,242	12,671	12,881	13,166	11,827	13,146	13,507	14,106	13,993	14,286	14,322	14,234	12,979	12,250	11,926	12,489	12,768	12,943	12,910	13,623	13,939	14,147	14,781	14,662	15,018	15,254	15,739	15,941
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Accumulated Value		10,000		10,389		10,780		11,111	10,965	11,291	11,514	11,758	11,838	11,705	11,498	11,648	11,643	12,242	12,671	12,881	13,166	11,827	13,146	13,507	14,106	13,993	14,286	14,322	14,234	12,979	12,250	11,926	12,489	12,768	12,943	12,910	13,623	13,939	14,147	14,781	14,662	15,018	15,254	15,739	15,941
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 519,439		$ 539,003		$ 555,566	$ 548,260	$ 564,560	$ 575,712	$ 587,876	$ 591,882	$ 585,228	$ 574,885	$ 582,385	$ 582,136	$ 612,125	$ 633,559	$ 644,066	$ 658,325	$ 591,371	$ 657,281	$ 675,325	$ 705,283	$ 699,633	$ 714,295	$ 716,076	$ 711,697	$ 648,941	$ 612,480	$ 596,308	$ 624,427	$ 638,397	$ 647,172	$ 645,519	$ 681,154	$ 696,939	$ 707,355	$ 739,048	$ 733,108	$ 750,878	$ 762,688	$ 786,954	$ 797,072
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,197		$ 10,522		$ 10,657